Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
22. Related Party Transactions

Mutual Funds

Investment management, distribution, shareholder and administrative, and brokerage services are provided to individual investors by means of retail mutual funds sponsored by our company, our subsidiaries and our affiliated joint venture companies. Substantially all of these services are provided under contracts that set forth the services to be provided and the fees to be charged. The contracts are subject to annual review and approval by each of the mutual funds' boards of directors or trustees and, in certain circumstances, by the mutual funds' shareholders. Revenues for services provided or related to the mutual funds are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Investment advisory and services fees	$885,669	$840,165	$778,284
Distribution revenues	400,763	351,621	338,597
Shareholder servicing fees	89,117	91,931	93,148
Other revenues	5,127	5,643	5,726
Bernstein research services	133	66	121

AXA and its Subsidiaries

We provide investment management and certain administration services to AXA and its subsidiaries. In addition, AXA and its subsidiaries distribute company-sponsored mutual funds, for which they receive commissions and distribution payments. Sales of company-sponsored mutual funds through AXA and its subsidiaries, excluding cash management products, aggregated approximately $1.7 billion, $0.4 billion and $0.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Also, we are covered by various insurance policies maintained by AXA subsidiaries and we pay fees for technology and other services provided by AXA and its subsidiaries. Aggregate amounts included in the consolidated financial statements for transactions with AXA and its subsidiaries are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues:
Investment advisory and services fees	$113,076	$114,266	$135,004
Bernstein research services	982	802	492
Distribution revenues	943	—	—
Other revenues	599	599	583
	$115,600	$115,667	$136,079
Expenses:
Commissions and distribution payments to financial intermediaries	$7,924	$7,411	$8,896
General and administrative	19,779	22,191	21,256
Other	1,550	1,467	264
	$29,253	$31,069	$30,416
Balance Sheet:
Institutional investment advisory and services fees receivable	$7,878	$9,004	$18,654
Prepaid insurance	1,342	1,411	1,199
Other due (to) from AXA and its subsidiaries	(3,732)	(4,319)	(4,732)
	$5,488	$6,096	$15,121

During the first quarter of 2011, AXA sold its 50% interest in our consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, we purchased that 50% interest from the unaffiliated third party making our Australian entity an indirect wholly-owned subsidiary. Investment advisory and services fees earned by this company were approximately $8.5 million for the first three months of 2011 and $37.1 million for the year ended December 31, 2010, of which approximately $3.0 million and $12.8 million, respectively, were from AXA affiliates and are included in the table above. Minority interest recorded for this company was $0.4 million for the first three months of 2011 and $3.6 million for the year ended December 31, 2010.

AllianceBernstein Venture Fund I, L.P. was launched during 2006. It seeks to achieve its investment objective, which is long-term capital appreciation through equity and equity-related investments, by acquiring early-stage growth companies in private transactions. One of our subsidiaries is the general partner of the fund and, as a result, the fund is included in our consolidated financial statements, with approximately $47 million, $59 million and $101 million of investments on the consolidated statements of financial condition as of December 31, 2012, 2011 and 2010, respectively. AXA Equitable holds a 10% limited partnership interest in this fund.

We maintain an unfunded, non-qualified long-term incentive compensation plan known as the Capital Accumulation Plan and also have assumed obligations under contractual unfunded long-term incentive compensation arrangements covering certain executives ("Contractual Arrangements"). The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. The Board may terminate the Capital Accumulation Plan at any time without cause, in which case our liability would be limited to benefits that have vested. Payment of vested benefits under both the Capital Accumulation Plan and the Contractual Arrangements will generally be made over a ten-year period commencing at retirement age. The General Partner is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the Contractual Arrangements. Amounts paid by the General Partner to AllianceBernstein for the Capital Accumulation Plan and the Contractual Arrangements for the years ended December 31, 2012, 2011 and 2010 was $4.4 million, $4.8 million and $4.9 million, respectively.

Other Related Parties

The consolidated statements of financial condition include a net receivable from Holding as a result of cash transactions for fees and expense reimbursements. The net receivable balance included in the consolidated statements of financial condition as of December 31, 2012, 2011 and 2010 was $6.1 million, $2.5 million and $0.9 million, respectively.